Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Information About Reportable Segments

The table below presents information about the Company’s reportable segments for the year ended December 31, 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income from operations.

	Year ended December 31, 2025
	Tanker Segment	Megayacht Segment	Total
REVENUES:
Time charter revenues	67,121	4,351	71,472
Time charter revenues from related parties	8,943	-	8,943
Total revenues	76,064	4,351	80,415
EXPENSES:
Voyage expenses	1,594	907	2,501
Operating lease expenses	10,301	-	10,301
Other vessel operating expenses	17,082	1,313	18,395
Vessel depreciation	11,586	685	12,271
Management fees-related parties-direct	1,734	178	1,912
Segments operating results	33,767	1,268	35,035
General and administrative expenses			(7,617)
Management fees-related parties-overhead costs			(1,138)
Interest and finance costs			(23,406)
Interest income			385
Equity losses in unconsolidated joint ventures			(173)
Net income			3,086

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets as of December 31, 2025 is as follows:

As of December 31, 2025
Tanker segment	246,582
Megayacht segment	44,919
Cash and cash equivalents including restricted cash	22,222
Investments in unconsolidated joint ventures	7,881
Advances for asset acquisitions to related parties	11,500
Other fixed assets, net	505
Total consolidated assets	333,609